Financial Instruments - Summary of Reconciliation from the Opening Balances to the Ending Balances (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Reconciliation Of Fair Value Of Assets Using Significant Unobservable Input [Line Items]
Beginning balance	$ 8,792
Ending balance	8,466
Beginning balance	(2,324)
Ending balance	(2,123)
Level 3 of fair value hierarchy [member]
Disclosure Of Reconciliation Of Fair Value Of Assets Using Significant Unobservable Input [Line Items]
Beginning balance	98	$ 99
Net change in fair value (unrealized)	(12)	(23)
Net purchases/ (issuances)		31
Ending balance	86	107
Level 3 of fair value hierarchy [member] | Equity and debt investments [member]
Disclosure Of Reconciliation Of Fair Value Of Assets Using Significant Unobservable Input [Line Items]
Beginning balance	221	198
Net change in fair value (unrealized)	(13)	(17)
Net purchases/ (issuances)		31
Ending balance	208	212
Level 3 of fair value hierarchy [member] | Other liabilities [member]
Disclosure Of Reconciliation Of Fair Value Of Assets Using Significant Unobservable Input [Line Items]
Beginning balance	(123)	(99)
Net change in fair value (unrealized)	1	(6)
Net purchases/ (issuances)	0	0
Ending balance	$ (122)	$ (105)